Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (4,730)	$ 585,178	$ (594,057)	$ (675,874)
Adjustment to reconcile net income (loss) to net cash used in operating activities:
Unrealized income received in trust account		(1,762,208)	(440,326)	(1,107,852)
Unrealized foreign exchange loss				15,579
Formation and operating costs paid by related party	4,730
Changes in operating assets and liabilities:
Accrued liabilities		129,504	593,668	990,141
Prepaid expenses		74,738	(191,653)	(106,542)
Net cash used in operating activities		(972,788)	(632,368)	(884,548)
Cash flows from investing activities:
Cash deposited in trust account for monthly extension fees		(375,000)		(79,931,250)
Proceeds from sales of marketable securities in trust account		55,265,334
Cash deposited in trust account for sales of units in IPO			(79,931,250)
Net cash provided by (used in) investing activities		54,890,334	(79,931,250)	(79,931,250)
Cash flows from financing activities:
Proceed from related party loan		575,289	185,150	485,150
Proceed from convertible promissory note – related party		450,000
Repayment of related party loans		(9,397)	(217,641)	(217,641)
Payment for redemption of ordinary shares		(55,265,334)
Proceeds from sale of units in IPO, including over-allotment			78,750,000	78,750,000
Payment of underwriting fee and other offering costs			(1,552,500)	(1,552,500)
Proceeds from sale of warrants in private placement			3,762,500	3,762,500
Net cash (used in) provided by financing activities		(54,249,442)	80,927,509	81,227,509
Net (decrease) increase in cash		(331,896)	363,891	411,711
Cash at beginning of period		411,711
Cash at end of period		79,815	363,891	411,711
Non-cash investing and financial activities:
Deferred offering costs paid by related party	83,343		149,418	149,418
Deferred underwriting commission charged to additional paid in capital			2,362,500	2,362,500
Allocation of offering costs to Class A ordinary shares subject to redemption			304,011	304,011
Issuance of representative shares			946,181	946,181
Initial value of public shares subject to possible redemption			71,851,500	71,851,500
Reclassification of offering costs related to public shares			(4,647,702)	(4,647,702)
Remeasurement adjustment on public shares subject to possible redemption			$ 13,167,778	13,835,304
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares which are deemed to be a repayment to a related party	$ 25,000